Investment Contracts	12 Months Ended
Dec. 31, 2020
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Investment Contracts
16	INVESTMENT CONTRACTS

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
Investment contracts with DPF at amortised cost	64,950	61,657
Investment contracts without DPF
- At amortised cost	223,252	206,137
- At fair value through profit or loss	10	10

Total	288,212	267,804

The table below presents movements of investment contracts with DPF:

	2020	2019
	RMB million	RMB million
As at 1 January	61,657	59,129
Deposits received	5,000	4,238
Deposits withdrawn, payments on death and other benefits	(3,008)	(2,959)
Policy fees deducted from account balances	(39)	(38)
Interest credited	1,340	1,287

As at 31 December	64,950	61,657